10. Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Notes Payable
	March 31, 2016	December 31, 2015
Acquisition note – Powerdyne	$25,000	$50,000
Convertible promissory notes – debt acquisition	100,000	100,000
Notes payable – original bridge	120,000	120,000
Notes payable – bridge loan #1	330,000	355,000
Notes payable – bridge loan #2	175,000	175,000
Notes payable – bridge loan #3	250,000	250,000
	1,000,000	1,050,000
Less current portion	(1,000,000)	(1,050,000)
Long-term portion	$–	$–

	2015	2014
Acquisition note - Powerdyne	$50,000	$–
Convertible promissory notes – debt acquisition	100,000	100,000
Notes payable – original bridge	120,000	120,000
Notes payable – bridge loan #1	355,000	355,000
Notes payable – bridge loan #2	175,000	200,000
Notes payable – bridge loan #3	250,000	250,000
Convertible promissory note – Asher/Goldenrise	–	55,000
Convertible promissory notes – service agreement	–	20,000
Subtotal	1,050,000	1,100,000
Less current portion	(1,050,000)	(1,100,000)
Long-term portion	$–	$–